UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-08501

The Boyle Fund

(Exact name of registrant as specified in charter)

850 Powell Street, Suite 104, San Francisco, California 94108

(Address of principal executive offices)(Zip code)

Michael J. Boyle

Boyle Management and Research, Inc.

850 Powell Street, Suite 104, San Francisco, California 94108

 (Name and address of agent for service)

Registrant's telephone number, including area code: (415) 693-0800

Date of fiscal year end: June 30

Date of reporting period: December 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Boyle Marathon Fund

December 31, 2003

Boyle Marathon Fund

850 Powell Street, Suite 104

San Francisco, California 94108

1-888-88-BOYLE

Semi-Annual Report to Shareholders

February 29, 2004

Dear Fellow Shareholders,

Our Semi-Annual Report to Shareholders covers (1) Fund performance from July 1 through December 31, 2003, and (2) our outlook for the economy and the market for the rest of 2004.

July 1 to December 31, 2003

For the period, the Boyle Marathon Fund ("BFUNX") was ahead by +11.5%. [If you added to your account in 2003, congratulations!] Retailers performed very well as investors saw evidence of economic recovery and Chico's moved higher by 70%, Pacific Sunwear by 25%, and Dick's Sporting Goods by 33%. Consumer products also did well; XM Satellite Radio moved higher by 90% and K-Swiss moved higher by 38%. Gold and copper performed well as prices for those commodities rose; Freeport McMoran was higher by 71%. Online brokers did well as trading volume picked up with E*Trade rising 33% and AmeriTrade rising by 70%. Security for computers and networks was a high priority and Symantec rose 58%. The prospects for economic recovery helped recreational vehicles and Winnebago rose 82%. A new product in health care helped Arrhythmia Research rise by 44%.

Outlook for the Economy and the Market for 2004

In 2004, we expect the economy to grow at about the same 4.2% rate as last year. We expect interest rates to remain low because the Federal Reserve says that it "can be patient." With the 10-year note around 4%, stocks are a good choice over bonds. We also expect money market rates and certificate of deposit rates to remain about where they are, which should also be good for stock prices. We expect an increase in new jobs, which should be another boost for the economy and stock prices. We further expect the lower tax withholding to provide the consumer with more cash to spend, which should be good for retailers. We expect corporate earnings to move higher but not as fast as last year. Therefore, we expect the stock market to register a solid gain by the end of 2004. We expect the Fund will be 100% tax efficient in 2004.

The Boyle Marathon Fund has done very well in times of economic growth. Consider adding to your account on a regular basis to gain the advantages of dollar cost averaging. The easiest way to do this is through our Automatic Savings Plan. Call toll free for a form to get started.

/S/         /S/

_____________________

Michael and Joanne Boyle

P. S.  You have until April 15, 2004, to add to your IRA for 2003. Please visit our web site for daily market commentary and detailed performance information.

Boyle Marathon Fund

		Schedule of Investments
		December 31, 2003 (Unaudited)
Shares/Principal Amount		Market Value	% Assets

Asset - Backed Securities
4,000	Etrade Mortgage Backed Securities Corp.	$ 50,600	2.87%

Communications Services
3,000	XM Satellite Radio, Inc.	78,870	4.47%

Computer Communications Equipment
1,500	Juniper Networks, Inc.	28,020
1,000	UTStarcom, Inc.	37,070
		65,090	3.69%

Computer Storage Devices
2,000	EMC Corp.	25,840
1,000	Network Appliance, Inc.	20,440
		46,280	2.62%

Crude Petroleum and Natural Gas
1,000	Denbury Resources	13,910
800	Ultra Petroleum, Inc.	19,696
		33,606	1.90%

Dental Equipment and Supplies
500	Dentsply International, Inc.	22,585	1.28%

Drilling Oil and Gas Wells
1,000	Petroleum Development Corp.	23,700	1.34%

Electromedical and Electrotherapeutic Apparatus
800	Arrhythmia Research, Inc.	25,144	1.42%

Electronic Components
660	Nam Tai Electronics, Inc.	18,533	1.05%

Footwear (No Rubber)
4,000	K-Swiss, Inc. Class A	96,400	5.46%

Financial Services
500	North Fork Bancorp, Inc.	20,235	1.15%

Hospital and Medical Service Plans
500	Oxford Health Plans, Inc.	21,750	1.23%

Metal Mining
1,000	Freeport-McMoran Copper & Gold, Inc. Class B	42,130	2.39%

Motor Homes
500	Winnebago Industries, Inc.	34,375	1.95%

Motor Vehicles and Passenger Car Bodies
1,000	General Motors Corp.	53,400	3.02%

National Commercial Banks
1,000	JP Morgan and Chase Co.	36,730	2.08%

Petroleum Refining
300	Chevron Texaco Corp.	25,917
800	USX Corp.	28,016
		53,933	3.05%

Pharmaceutical Preparations
1,000	Andrx Group *	24,040
500	Merck and Co., Inc.	23,100
		47,140	2.67%

Photographic Equipment and Supplies
1,000	Lexar Media, Inc.	17,420	0.99%

Primary Production of Aluminum
300	Aluminum Corp. of China	23,100	1.31%

Primary Smelting and Refining of Nonferrous Metals
800	Inco Ltd.	31,856	1.80%

Retail - Apparel and Accessory Stores
1,200	Pacific Sunwear of California	25,320	1.43%

Retail - Auto Dealers and Gasoline Stations
1,000	Sonic Automotive, Inc. Class A	22,920	1.30%

Retail - Family Clothing Stores
500	Urban Outfitters, Inc.	18,525	1.05%

Retail - Women's Clothing Stores
2,000	Chicos FAS Corp.*	73,900	4.19%

Security Brokers, Dealers and Flotation Companies
1,000	Tradestation Group, Inc.	8,860	0.50%

Semiconductors and Related Devices
1,000	Broadcom, Inc.	51,030
3,000	Applied Micro Circuits Corp.	17,910
3,000	LSI Logic Corp.	26,610
700	National Semiconductor Corp.	27,587
1,000	PMC Sierra Corp.	20,100
2,000	Triquint Semiconductor, Inc.	14,140
		157,377	8.91%

Services - Computer Integrated System Design
400	Caci International, Inc.	19,448
1,000	PEC Solutions, Inc.	16,950
		36,398	2.06%

Services - Computer Programming Services
300	Infosys Technologies Ltd.	28,620
1,000	Satyam Computer Services Ltd.	29,330
1,050	United Online, Inc.	17,629
		75,579	4.28%

Services - Educational Services
500	ITT Education Services, Inc.	23,485	1.33%

Services - Outerwear Equipment and Apparel
600	Dick's Sporting Goods, Inc.	29,196	1.65%

Services - Prepackaged Business Software
1,000	Doubleclick, Inc.	10,300
1,000	Symantec Corp.	34,500
		44,800	2.54%

Telephone Communications (No radiotelephone)
1,000	SBC Communications, Inc.	26,070	1.48%

Wholesale - Miscellaneous Durable Goods
500	Schnitzer Steel Industries, Inc.	30,250	1.71%

Total Common Stock (Cost $1,230,593)		$ 1,415,557	80.18%

Closed-End Mutual Funds
1,000	Ishares Russell 2000	110,800

Total Closed-End Mutual Funds (Cost $97,790)		$ 110,800	6.28%

Long-Term Investment Trusts
500	DIAMONDS Trust	52,265
1,000	Nasdaq-100 Trust Series 1*	36,410
800	S&P Depositary Receipts Trust	89,032

Total Long-Term Investment Trusts (Cost $145,307)		$ 177,707	10.07%

Cash Equivalents
64,137	Fifth Third U.S. Treasury Money Market Fund	64,137	3.63%
	Interest Rate .84% (cost $64,137)

Total Investments (Cost $1,537,827)		$ 1,768,201	100.15%

	Liabilities in Excess of Other Assets	(2,733)	(0.15)%
	Net Assets	$ 1,765,468	100.00%

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Assets and Liabilities
December 31, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 1,768,201
(Identified Cost - $1,537,827)
Cash	272
Receivables:
Dividends and Interest	1,304
Due From Brokers	163,223
Organization Costs	3,506
Total Assets	$ 1,936,506
Liabilities
Payables:
Management Fees	2,357
Administration Fees	1,572
Auditing Fees	4,477
Accrued Expenses	3,506
Trustee Fees	1,290
Due to Brokers	157,836
Total Liabilities	$ 171,038
Net Assets	$ 1,765,468
Net Assets Consist of:
Capital Paid In	4,196,452
Accumulated Realized Gain (Loss) on Investments - Net	(2,661,358)
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	230,374
Net Assets, for 256,195 Shares Outstanding	$ 1,765,468
Net Asset Value and Redemption Price
Per Share ($1,765,468/256,195 shares)	$ 6.89

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Operations
For the Six Months Ended December 31, 2003

Investment Income:
Dividends	$ 7,258
Interest	666
Total Investment Income	7,924
Expenses
Management Fees (Note 3)	13,012
Administration Fee (Note 3)	8,675
Audit Expense	3,932
Total Expenses	25,619

Net Investment Income (Loss)	(17,695)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	54,085
Unrealized Gain (Loss) from Appreciation (Depreciation) on Investments	150,006
Net Realized and Unrealized Gain (Loss) on Investments	204,091

Net Increase (Decrease) in Net Assets from Operations	$ 186,396

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Statement of Changes in Net Assets
	7/1/2003	7/1/2002
	to	to
	12/31/2003	6/30/2003
From Operations:
Net Investment Income (Loss)	$ (17,695)	$ (33,930)
Net Realized Gain (Loss) on Investments	54,085	(108,940)
Net Unrealized Appreciation (Depreciation)	150,006	140,618
Increase (Decrease) in Net Assets from Operations	$ 186,396	$ (2,252)
From Distributions to Shareholders
Net Investment Income	0	0
Net Realized Gain (Loss) from Security Transactions	0	0
Net Increase (Decrease) from Distributions	$ 0	$ 0
From Capital Share Transactions:
Proceeds From Sale of Shares	39,207	65,911
Cost of Shares Redeemed	(99,327)	(102,339)
	$ (60,120)	$ (36,428)

Net Increase (Decrease) in Net Assets	126,276	(38,680)
Net Assets at Beginning of Period	1,639,192	1,677,872
Net Assets at End of Period	$ 1,765,468	$ 1,639,192

Share Transactions:
Issued	6,032	11,605
Reinvested	0	0
Redeemed	(15,108)	(18,292)
Net increase (decrease) in shares	(9,076)	(6,687)
Shares outstanding beginning of period	265,271	271,958
Shares outstanding end of period	256,195	265,271

The accompanying notes are an integral part of the financial statements.

Boyle Marathon Fund

Financial Highlights
Selected data for a share of common stock outstanding throughout the period:

	7/1/2003	7/1/2002	7/1/2001	7/1/2000	7/1/1999
	to	to	to	to	to
	12/31/2003	6/30/2003	6/30/2002	6/30/2001	6/30/2000
Net Asset Value -
Beginning of Period	$6.18	$6.17	$9.31	$22.49	$14.61
Net Investment Income/(Loss)	(0.07)	(0.13)	(0.17)	(0.37)	(0.59)
Net Gains or Losses on Securities
(realized and unrealized)	0.78	0.14	(2.97)	(12.81)	8.82
Total from Investment Operations	$0.71	$0.01	($3.14)	($13.18)	$8.23

Distributions (from capital gains)	0.00	0.00	0.00	0.00	(0.35)
Total Distributions	$0.00	$0.00	$0.00	$0.00	($0.35)
Net Asset Value -
End of Period	$6.89	$6.18	$6.17	$9.31	$22.49
Total Return	11.49%	0.16%	(33.73)%	(58.56)%	56.47%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	$1,765	$1,639	$1,678	$2,837	$6,247

Ratio of Expenses to Average Net Assets	2.94%	3.08%	2.99%	2.78%	2.78%
Ratio of Net Income to Average Net Assets	(2.03)%	(2.25)%	(2.29)%	(2.25)%	(2.50)%

Portfolio Turnover Rate	197.67%	92.92%	158.05%	100.86%	74.67%

The accompanying notes are an integral part of the financial statements.

BOYLE MARATHON FUND

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2003

(UNAUDITED)

1.)

ORGANIZATION

The Fund is an open-end management investment company, organized as a Trust under the laws of the State of Delaware by a Declaration of Trust in October 1997.  The Fund is non-diversified and has the primary investment objective of long-term capital appreciation.  Receipt of income is a secondary objective.  The Fund intends to invest primarily in securities of companies in the technology, financial services, pharmaceutical, and retail fields.  Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

The Fund intends to invest in a wide variety of equity and debt securities.  The investments in securities are carried at market value.  The market quotation used for common stocks, including those listed on the NASDAQ National Market System, is the last sale price on the date on which the valuation is made or, in the absence of sales, at the closing bid price.  Over-the-counter securities will be valued on the basis of the bid price at the close of each business day.  Short-term investments are valued at amortized cost, which approximates market.  Securities for which market quotations are not readily available will be valued at fair value as determined in good faith pursuant to procedures established by the Board of Directors.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into.  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory and administration agreement with Boyle Management and Research, Inc.  The Investment Adviser receives from the Fund as compensation for its services an annual fee of 1.5% on the Fund's average daily net assets. Boyle Management and Research, Inc. receives from the Fund as compensation for its administrative services an annual fee of 1.0% of the Fund’s average daily net assets. Boyle Management and Research, Inc. has agreed to be responsible for payment of all operating expenses of the Fund except for brokerage and commission expenses, expenses of the Trustees who are not officers of the Investment Adviser, annual independent audit expenses and any extraordinary and non-recurring expenses. From time to time, Boyle Management and Research, Inc. may waive some or all of the fees and may reimburse expenses of the Fund. For the six months ended December 31, 2003, the adviser earned management fees of $13,012 and administration fees of $8,675.  As of December 31, 2003 the Fund owed $2,357 to Boyle Management and Research, Inc. for advisory and administrative services.  Certain owners of Boyle Marathon and Research, Inc. are also owners and/or trustees of the Boyle Marathon Fund.  These individuals may receive benefits from any management and or administration fees paid to the Adviser.

4.)

CAPITAL STOCK AND DISTRIBUTION

At December 31, 2003 an indefinite number of shares of capital stock were authorized, and Capital Paid-In amounted to $4,196,452.

5.)

PURCHASES AND SALES OF SECURITIES

During the six months0 ending December 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $1,530,988 and $1,536,214 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.  The aggregate cost of securities for federal income tax purposes at June 30, 2003, was $1,568,924.  The difference between book cost and tax cost consists of wash sales in the amount of $1,685.

6.)

SECURITY TRANSACTIONS

At December 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
$274,122	$(43,747)	$230,375

7.)

ORGANIZATION COSTS

Organization costs were being amortized on a straight-line basis over a five-year period that ended in February 2003.

8.)

RELATED PARTY TRANSACTIONS

The beneficial ownership, either directly of indirectly, of more that 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of December 31, 2003, Michael & Joanne Boyle, officers of the fund and of the Advisor, held 32.62% of the Fund.

9.)

LOSS CARRYFORWARDS

At June 30, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $2,646,859, of which $1,339,398 expires in 2009, $782,105 expires in 2010, and $525,356 expires in 2011.  Capital loss carryforwards are available to offset future realized capital gains.  To the extent that these carryforwards are used to offset future capital gains it is probable that the amount which is offset, will not be distributed to shareholders.

10) DISTRIBUTABLE EARNINGS

As of June 30, 2003 the components of distributable earnings/ (accumulated losses) on a tax basis were as follows:

Undistributed ordinary income/ (accumulated losses)	$ 0
Undistributed long-term capital gain/ (accumulated losses)	(2,713,758)
Unrealized appreciation/ (depreciation)	78,684
$ (2,635,074)

The difference between book basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

Board of Trustees

Michael J. Boyle, Chairman

Joanne E. Boyle, Emeritus

James A. Hughes, Jr.

Edward J. Loftus

Investment Adviser

Boyle Management and Research, Inc.

850 Powell Street, Suite 104

San Francisco, CA 94108

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd., Suite C

Brecksville, Ohio  44141

Custodian

Fifth Third Bank

Mutual Fund Services

38 Fountain Square Plaza

MD 1090E5

Cincinnati, Ohio  45263

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd.

Westlake, Ohio  44145

This report is provided for the general information of the shareholders of the Boyle Marathon Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of January 23, 2004, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).  This Exhibit is named “EX-99.CERT” for EDGAR filing.

(a)(3)

Not applicable

(b)

Provide the 906 Certification as required by Rule 30a-2(b).  This Exhibit is named “EX-99.906CERT” for EDGAR filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Boyle Fund

By /s/Michael J. Boyle

      Michael J. Boyle

      President and CEO

Date March 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Michael J. Boyle

      Michael J. Boyle

      President and CEO

Date March 16, 2004

By /s/Joanne E. Boyle

      Joanne E. Boyle

      Chief Financial Officer

Date March 16, 2004